Reportable segments - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Reportable Segments
Total Revenue	$ 3,354,437	$ 1,451,471	$ 6,561,998	$ 4,337,962
Technology
Reportable Segments
Total Revenue			5,385,359	$ 4,337,962
Telehealth
Reportable Segments
Total Revenue			$ 1,176,638